UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Equity Income Fund

Investor Class (PRFDX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Investor Class	$71	0.67%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,897	10,180	9,928
2015	9,841	10,194	9,939
2015	8,833	9,455	9,104
2015	9,334	10,048	9,617
2016	9,590	10,145	9,775
2016	9,967	10,412	10,223
2016	10,374	10,870	10,579
2016	11,134	11,327	11,285
2017	11,501	11,978	11,654
2017	11,753	12,339	11,811
2017	12,267	12,903	12,178
2017	12,935	13,721	12,827
2018	12,644	13,633	12,464
2018	12,871	14,163	12,610
2018	13,384	15,172	13,329
2018	11,731	13,002	11,767
2019	13,021	14,828	13,171
2019	13,579	15,435	13,677
2019	13,884	15,614	13,863
2019	14,850	17,035	14,890
2020	10,638	13,475	10,910
2020	12,061	16,443	12,469
2020	12,441	17,957	13,166
2020	15,046	20,593	15,306
2021	17,059	21,900	17,028
2021	17,823	23,705	17,915
2021	17,642	23,681	17,776
2021	18,909	25,877	19,157
2022	19,397	24,512	19,015
2022	17,324	20,418	16,694
2022	16,202	19,506	15,756
2022	18,289	20,907	17,713
2023	18,169	22,408	17,891
2023	18,755	24,288	18,620
2023	18,161	23,497	18,031
2023	20,054	26,334	19,743
2024	21,822	28,973	21,517
2024	21,656	29,904	21,051
2024	23,135	31,767	23,036
2024	22,437	32,604	22,580

202501-4140694, 202502-4108445

F71-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (Investor Class)	11.88%	8.60%	8.42%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,880,164
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$88,396
  Portfolio Turnover Rate21.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

How has the fund changed?

This is a summary of certain material changes to Equity Income Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

Investor Class (PRFDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Equity Income Fund

Advisor Class (PAFDX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Advisor Class	$104	0.98%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,890	10,180	9,928
2015	9,828	10,194	9,939
2015	8,817	9,455	9,104
2015	9,308	10,048	9,617
2016	9,557	10,145	9,775
2016	9,927	10,412	10,223
2016	10,327	10,870	10,579
2016	11,071	11,327	11,285
2017	11,430	11,978	11,654
2017	11,674	12,339	11,811
2017	12,175	12,903	12,178
2017	12,824	13,721	12,827
2018	12,528	13,633	12,464
2018	12,745	14,163	12,610
2018	13,242	15,172	13,329
2018	11,596	13,002	11,767
2019	12,862	14,828	13,171
2019	13,410	15,435	13,677
2019	13,694	15,614	13,863
2019	14,631	17,035	14,890
2020	10,479	13,475	10,910
2020	11,866	16,443	12,469
2020	12,236	17,957	13,166
2020	14,784	20,593	15,306
2021	16,748	21,900	17,028
2021	17,481	23,705	17,915
2021	17,294	23,681	17,776
2021	18,519	25,877	19,157
2022	18,977	24,512	19,015
2022	16,942	20,418	16,694
2022	15,827	19,506	15,756
2022	17,857	20,907	17,713
2023	17,728	22,408	17,891
2023	18,288	24,288	18,620
2023	17,692	23,497	18,031
2023	19,525	26,334	19,743
2024	21,228	28,973	21,517
2024	21,051	29,904	21,051
2024	22,472	31,767	23,036
2024	21,774	32,604	22,580

202501-4140694, 202502-4108445

F271-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (Advisor Class)	11.52%	8.28%	8.09%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,880,164
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$88,396
  Portfolio Turnover Rate21.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

How has the fund changed?

This is a summary of certain material changes to Equity Income Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

Advisor Class (PAFDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Equity Income Fund

R Class (RRFDX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - R Class	$129	1.22%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	R Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,881	10,180	9,928
2015	9,813	10,194	9,939
2015	8,797	9,455	9,104
2015	9,282	10,048	9,617
2016	9,524	10,145	9,775
2016	9,884	10,412	10,223
2016	10,276	10,870	10,579
2016	11,011	11,327	11,285
2017	11,362	11,978	11,654
2017	11,591	12,339	11,811
2017	12,082	12,903	12,178
2017	12,720	13,721	12,827
2018	12,418	13,633	12,464
2018	12,622	14,163	12,610
2018	13,108	15,172	13,329
2018	11,469	13,002	11,767
2019	12,714	14,828	13,171
2019	13,240	15,435	13,677
2019	13,521	15,614	13,863
2019	14,439	17,035	14,890
2020	10,332	13,475	10,910
2020	11,691	16,443	12,469
2020	12,042	17,957	13,166
2020	14,544	20,593	15,306
2021	16,464	21,900	17,028
2021	17,176	23,705	17,915
2021	16,974	23,681	17,776
2021	18,168	25,877	19,157
2022	18,608	24,512	19,015
2022	16,600	20,418	16,694
2022	15,504	19,506	15,756
2022	17,476	20,907	17,713
2023	17,341	22,408	17,891
2023	17,872	24,288	18,620
2023	17,287	23,497	18,031
2023	19,060	26,334	19,743
2024	20,708	28,973	21,517
2024	20,522	29,904	21,051
2024	21,897	31,767	23,036
2024	21,207	32,604	22,580

202501-4140694, 202502-4108445

F471-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (R Class)	11.27%	7.99%	7.81%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,880,164
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$88,396
  Portfolio Turnover Rate21.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

How has the fund changed?

This is a summary of certain material changes to Equity Income Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

R Class (RRFDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Equity Income Fund

I Class (REIPX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - I Class	$59	0.56%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
12/31/15	503,537	501,104	502,332
3/31/16	517,515	505,956	510,562
6/30/16	537,873	519,265	533,961
9/30/16	560,208	542,101	552,548
12/31/16	601,207	564,920	589,439
3/31/17	621,260	597,365	608,705
6/30/17	635,051	615,379	616,889
9/30/17	663,001	643,510	636,105
12/31/17	699,258	684,291	669,983
3/31/18	683,563	679,881	650,999
6/30/18	696,009	706,321	658,653
9/30/18	724,177	756,638	696,220
12/31/18	634,837	648,422	614,593
3/31/19	704,598	739,483	687,941
6/30/19	735,259	769,766	714,389
9/30/19	751,733	778,714	724,073
12/31/19	804,267	849,557	777,714
3/31/20	576,487	672,002	569,832
6/30/20	653,584	820,028	651,264
9/30/20	674,413	895,532	687,688
12/31/20	815,822	1,027,010	799,456
3/31/21	925,206	1,092,194	889,435
6/30/21	966,618	1,182,188	935,759
9/30/21	957,087	1,180,986	928,460
12/31/21	1,026,071	1,290,553	1,000,603
3/31/22	1,053,068	1,222,431	993,222
6/30/22	941,040	1,018,271	871,943
9/30/22	880,079	972,809	822,961
12/31/22	994,089	1,042,677	925,179
3/31/23	987,510	1,117,544	934,487
6/30/23	1,019,687	1,211,271	972,563
9/30/23	987,664	1,171,858	941,783
12/31/23	1,090,964	1,313,323	1,031,229
3/31/24	1,187,217	1,444,909	1,123,892
6/30/24	1,178,605	1,491,377	1,099,548
9/30/24	1,259,588	1,584,277	1,203,234
12/31/24	1,221,851	1,625,996	1,179,399

202501-4140694, 202502-4108445

F426-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Equity Income Fund (I Class)	12.00%	8.72%	10.39%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.94
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	9.96

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,880,164
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$88,396
  Portfolio Turnover Rate21.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

How has the fund changed?

This is a summary of certain material changes to Equity Income Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

I Class (REIPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Equity Income Fund

Z Class (TRZQX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
3/31/21	10,535	10,168	10,451
6/30/21	11,021	11,006	10,995
9/30/21	10,927	10,994	10,909
12/31/21	11,731	12,014	11,757
3/31/22	12,052	11,380	11,670
6/30/22	10,784	9,480	10,245
9/30/22	10,103	9,056	9,670
12/31/22	11,426	9,707	10,871
3/31/23	11,366	10,404	10,980
6/30/23	11,753	11,276	11,427
9/30/23	11,401	10,909	11,066
12/31/23	12,613	12,226	12,117
3/31/24	13,744	13,451	13,205
6/30/24	13,664	13,884	12,919
9/30/24	14,621	14,749	14,138
12/31/24	14,204	15,137	13,858

202501-4140694, 202502-4108445

F1409-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Equity Income Fund (Z Class)	12.62%	9.53%
Russell 3000 Index (Regulatory Benchmark)	23.81	11.35
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,880,164
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$88,396
  Portfolio Turnover Rate21.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

How has the fund changed?

This is a summary of certain material changes to Equity Income Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

Z Class (TRZQX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFDX Equity Income Fund
PAFDX Equity Income Fund–
.
Advisor Class
RRFDX Equity Income Fund–
.
R Class
REIPX Equity Income Fund–
.
I Class
TRZQX Equity Income Fund–
.
Z Class

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 33.67 $ 32.68 $ 35.99 $ 31.24 $ 32.08
Investment activities
Net investment income
(1)(2)
0.72 0.69 0.70 0.61 0.66
Net realized and unrealized
gain/loss 3.33 2.38 (1.85) 7.30 (0.39)
Total from investment
activities 4.05 3.07 (1.15) 7.91 0.27
(3)
Distributions
Net investment income (0.73) (0.70) (0.70) (0.63) (0.68)
Net realized gain (2.35) (1.38) (1.46) (2.53) (0.43)
Total distributions (3.08) (2.08) (2.16) (3.16) (1.11)
NET ASSET VALUE
End of period $ 34.64 $ 33.67 $ 32.68 $ 35.99 $ 31.24

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
11.88% 9.65% (3.28)% 25.68% 1.32%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0.68% 0.67% 0.63% 0.65%
Net expenses after
waivers/payments by Price
Associates 0.67% 0.68% 0.67% 0.63% 0.65%
Net investment income 1.97% 2.11% 2.00% 1.71% 2.41%
Portfolio turnover rate 21.4% 16.7% 17.3% 19.4% 24.2%
Net assets, end of period (in
millions) $7,995 $8,357 $8,601 $14,634 $14,251
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 33.54 $ 32.57 $ 35.89 $ 31.17 $ 31.99
Investment activities
Net investment income
(1)(2)
0.60 0.60 0.59 0.50 0.58
Net realized and unrealized
gain/loss 3.32 2.37 (1.84) 7.27 (0.38)
Total from investment
activities 3.92 2.97 (1.25) 7.77 0.20
(3)
Distributions
Net investment income (0.63) (0.62) (0.61) (0.52) (0.59)
Net realized gain (2.35) (1.38) (1.46) (2.53) (0.43)
Total distributions (2.98) (2.00) (2.07) (3.05) (1.02)
NET ASSET VALUE
End of period $ 34.48 $ 33.54 $ 32.57 $ 35.89 $ 31.17

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
11.52% 9.34% (3.58)% 25.26% 1.05%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.98% 0.95% 1.00% 0.95% 0.95%
Net expenses after
waivers/payments by Price
Associates 0.98% 0.95% 1.00% 0.95% 0.95%
Net investment income 1.66% 1.83% 1.70% 1.39% 2.11%
Portfolio turnover rate 21.4% 16.7% 17.3% 19.4% 24.2%
Net assets, end of period (in
millions) $138 $148 $156 $189 $186
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
R Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 33.47 $ 32.50 $ 35.83 $ 31.13 $ 31.95
Investment activities
Net investment income
(1)(2)
0.51 0.51 0.51 0.40 0.49
Net realized and unrealized
gain/loss 3.32 2.37 (1.84) 7.26 (0.37)
Total from investment
activities 3.83 2.88 (1.33) 7.66 0.12
(3)
Distributions
Net investment income (0.55) (0.53) (0.54) (0.43) (0.51)
Net realized gain (2.35) (1.38) (1.46) (2.53) (0.43)
Total distributions (2.90) (1.91) (2.00) (2.96) (0.94)
NET ASSET VALUE
End of period $ 34.40 $ 33.47 $ 32.50 $ 35.83 $ 31.13

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
11.27% 9.06% (3.81)% 24.92% 0.73%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.22% 1.21% 1.22% 1.22% 1.25%
Net expenses after
waivers/payments by Price
Associates 1.22% 1.21% 1.22% 1.22% 1.25%
Net investment income 1.42% 1.57% 1.48% 1.11% 1.80%
Portfolio turnover rate 21.4% 16.7% 17.3% 19.4% 24.2%
Net assets, end of period (in
thousands) $39,580 $40,807 $45,812 $50,484 $48,020
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 33.64 $ 32.66 $ 35.99 $ 31.25 $ 32.09
Investment activities
Net investment income
(1)(2)
0.76 0.73 0.76 0.65 0.69
Net realized and unrealized
gain/loss 3.33 2.37 (1.86) 7.29 (0.39)
Total from investment
activities 4.09 3.10 (1.10) 7.94 0.30
(3)
Distributions
Net investment income (0.78) (0.74) (0.77) (0.67) (0.71)
Net realized gain (2.35) (1.38) (1.46) (2.53) (0.43)
Total distributions (3.13) (2.12) (2.23) (3.20) (1.14)
NET ASSET VALUE
End of period $ 34.60 $ 33.64 $ 32.66 $ 35.99 $ 31.25

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
12.00% 9.75% (3.12)% 25.77% 1.44%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.56% 0.57% 0.56% 0.53% 0.55%
Net expenses after
waivers/payments by Price
Associates 0.56% 0.57% 0.56% 0.53% 0.55%
Net investment income 2.09% 2.22% 2.20% 1.81% 2.51%
Portfolio turnover rate 21.4% 16.7% 17.3% 19.4% 24.2%
Net assets, end of period (in
millions) $8,076 $7,499 $7,431 $3,065 $2,334
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 33.70 $ 32.70 $ 36.01 $ 33.65
Investment activities
Net investment income
(2)(3)
0.96 0.92 0.93 0.73
Net realized and unrealized gain/loss 3.34 2.38 (1.84) 4.97
Total from investment activities 4.30 3.30 (0.91) 5.70
Distributions
Net investment income (0.97) (0.92) (0.94) (0.81)
Net realized gain (2.35) (1.38) (1.46) (2.53)
Total distributions (3.32) (2.30) (2.40) (3.34)
NET ASSET VALUE
End of period $ 34.68 $ 33.70 $ 32.70 $ 36.01
Ratios/Supplemental Data
Total return
(3)(4)
12.62% 10.39% (2.60)% 17.31%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.53% 0.54% 0.54% 0.53%
(5)
Net expenses after waivers/payments by
Price Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 2.64% 2.79% 2.68% 2.32%
(5)
Portfolio turnover rate 21.4% 16.7% 17.3% 19.4%
Net assets, end of period (in millions) $632 $1,000 $1,046 $1,389
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Equity Income Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.0%
COMMUNICATION SERVICES  3.9%
Diversified Telecommunication Services  0.4%
AT&T  900,000 20,493
Verizon Communications  1,105,000 44,189
64,682
Entertainment  1.2%
Walt Disney  1,765,000 196,533
196,533
Media  2.3%
Comcast, Class A  2,665,000 100,017
News, Class A  10,240,000 282,010
News, Class B  315,000 9,585
391,612
Total Communication Services 652,827
CONSUMER DISCRETIONARY  2.4%
Broadline Retail  0.2%
Kohl's  2,340,000 32,854
32,854
Hotels, Restaurants & Leisure  1.2%
Las Vegas Sands  3,870,000 198,763
198,763
Leisure Products  0.5%
Mattel (1) 4,450,000 78,898
78,898
Specialty Retail  0.5%
Home Depot  73,000 28,396
TJX  507,843 61,353
89,749
Total Consumer Discretionary 400,264
CONSUMER STAPLES  8.7%
Beverages  0.1%
Keurig Dr Pepper  640,000 20,557
20,557
Consumer Staples Distribution & Retail  1.6%
Dollar General  663,406 50,299
Walmart  2,460,000 222,261
272,560

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products  1.4%
Conagra Brands  3,830,000 106,282
Tyson Foods, Class A  2,290,000 131,538
237,820
Household Products  2.2%
Colgate-Palmolive  1,105,000 100,456
Kimberly-Clark  2,085,000 273,218
373,674
Personal Care Products  1.7%
Kenvue  13,175,000 281,286
281,286
Tobacco  1.7%
Philip Morris International  2,355,000 283,424
283,424
Total Consumer Staples 1,469,321
ENERGY  9.1%
Energy Equipment & Services  0.7%
Baker Hughes  595,000 24,407
Schlumberger  2,255,000 86,457
110,864
Oil, Gas & Consumable Fuels  8.4%
Chevron  250,000 36,210
ConocoPhillips  1,745,000 173,052
Enbridge  1,175,000 49,855
EOG Resources  816,881 100,133
EQT  2,856,614 131,719
Expand Energy  366,232 36,458
Exxon Mobil  2,395,000 257,630
South Bow (CAD)  2,360,000 55,690
South Bow  363,302 8,563
Suncor Energy  3,210,000 114,533
TC Energy  1,555,000 72,354
TotalEnergies (EUR)  4,320,000 240,688
TotalEnergies, ADR  630,000 34,335
Williams  2,090,000 113,111
1,424,331
Total Energy 1,535,195
FINANCIALS  23.2%
Banks  9.6%
Bank of America  3,995,000 175,580

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Citigroup  3,550,000 249,885
Fifth Third Bancorp  3,845,000 162,567
Huntington Bancshares  13,530,000 220,133
JPMorgan Chase  1,165,000 279,262
U.S. Bancorp  3,150,000 150,664
Wells Fargo  5,565,000 390,886
1,628,977
Capital Markets  2.2%
Charles Schwab  4,059,652 300,455
Morgan Stanley  390,000 49,031
State Street  190,000 18,648
368,134
Financial Services  3.2%
Apollo Global Management  375,000 61,935
Equitable Holdings  5,655,000 266,746
Fiserv (1) 1,030,000 211,583
540,264
Insurance  8.2%
American International Group  4,145,000 301,756
Chubb  1,126,000 311,114
Hartford Financial Services Group  2,085,000 228,099
Loews  2,170,000 183,777
MetLife  4,460,000 365,185
1,389,931
Total Financials 3,927,306
HEALTH CARE  15.2%
Biotechnology  0.5%
AbbVie  210,000 37,317
Biogen (1) 260,000 39,759
77,076
Health Care Equipment & Supplies  4.3%
Becton Dickinson & Company  1,275,000 289,259
GE HealthCare Technologies  335,000 26,190
Medtronic  1,950,344 155,794
Zimmer Biomet Holdings  2,435,791 257,293
728,536
Health Care Providers & Services  5.3%
Cardinal Health  230,000 27,202
Centene (1) 420,000 25,444
Cigna Group  534,000 147,459
CVS Health  3,205,000 143,872

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Elevance Health  819,000 302,129
Humana  92,411 23,446
UnitedHealth Group  442,000 223,590
893,142
Life Sciences Tools & Services  0.5%
Thermo Fisher Scientific  179,000 93,121
93,121
Pharmaceuticals  4.6%
AstraZeneca, ADR  2,080,000 136,281
Bristol-Myers Squibb  1,640,000 92,758
Johnson & Johnson  880,000 127,266
Merck  300,000 29,844
Pfizer  2,860,000 75,876
Sanofi (EUR)  1,005,011 97,698
Sanofi, ADR  1,530,000 73,792
Viatris  10,957,678 136,423
769,938
Total Health Care 2,561,813
INDUSTRIALS & BUSINESS SERVICES  12.8%
Aerospace & Defense  4.7%
Boeing (1) 1,106,699 195,886
General Electric  1,875,000 312,731
L3Harris Technologies  1,350,000 283,878
792,495
Air Freight & Logistics  1.0%
United Parcel Service, Class B  1,365,000 172,126
172,126
Electrical Equipment  0.9%
GE Vernova  197,000 64,799
Rockwell Automation  315,000 90,024
154,823
Ground Transportation  1.2%
CSX  3,595,000 116,011
Norfolk Southern  401,014 94,118
210,129
Industrial Conglomerates  1.5%
3M  450,000 58,090
Honeywell International  55,000 12,424
Siemens (EUR)  955,000 186,220
256,734

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  2.5%
AGCO  555,000 51,882
Cummins  344,000 119,918
Fortive  515,000 38,625
Stanley Black & Decker  2,710,000 217,586
428,011
Passenger Airlines  1.0%
Southwest Airlines  5,005,000 168,268
168,268
Total Industrials & Business Services 2,182,586
INFORMATION TECHNOLOGY  9.0%
Communications Equipment  0.3%
Cisco Systems  855,000 50,616
50,616
Electronic Equipment, Instruments & Components  1.0%
TE Connectivity  1,145,000 163,701
163,701
IT Services  0.9%
Accenture, Class A  420,000 147,752
147,752
Semiconductors & Semiconductor Equipment  4.1%
Advanced Micro Devices (1) 415,000 50,128
Applied Materials  680,000 110,588
Intel  2,565,000 51,428
QUALCOMM  2,075,000 318,762
Texas Instruments  845,000 158,446
689,352
Software  2.0%
Adobe (1) 120,000 53,362
Microsoft  578,000 243,627
Salesforce  121,000 40,454
337,443
Technology Hardware, Storage & Peripherals  0.7%
Samsung Electronics (KRW)  3,153,196 112,527
112,527
Total Information Technology 1,501,391

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  3.5%
Chemicals  1.5%
CF Industries Holdings  3,024,000 258,008
258,008
Containers & Packaging  1.7%
International Paper  5,245,000 282,286
282,286
Paper & Forest Products  0.3%
West Fraser Timber  555,000 48,035
48,035
Total Materials 588,329
REAL ESTATE  3.9%
Industrial Real Estate Investment Trusts  0.4%
Rexford Industrial Realty, REIT  1,865,000 72,101
72,101
Office Real Estate Investment Trusts  0.1%
Vornado Realty Trust, REIT  235,000 9,879
9,879
Residential Real Estate Investment Trusts  1.4%
Equity Residential, REIT  3,355,000 240,755
240,755
Specialized Real Estate Investment Trusts  2.0%
Rayonier, REIT  3,800,000 99,180
Weyerhaeuser, REIT  8,343,548 234,871
334,051
Total Real Estate 656,786
UTILITIES  6.2%
Electric Utilities  2.9%
NextEra Energy  1,700,000 121,873
PG&E  1,429,928 28,856
Southern  4,115,000 338,747
489,476
Gas Utilities  0.2%
Atmos Energy  250,000 34,817
34,817
Multi-Utilities  3.1%
Ameren  2,220,000 197,891
Dominion Energy  2,765,000 148,923

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
NiSource  690,000 25,364
Sempra  1,717,926 150,697
522,875
Total Utilities 1,047,168
Total Miscellaneous Common Stocks  0.1% (2) 8,544
Total Common Stocks (Cost $11,470,486) 16,531,530
CONVERTIBLE PREFERRED STOCKS  0.6%
INDUSTRIALS & BUSINESS SERVICES  0.4%
Aerospace & Defense  0.4%
Boeing, 6.00%, 10/15/27  1,166,229 71,012
Total Industrials & Business Services 71,012
UTILITIES  0.2%
Electric Utilities  0.2%
NextEra Energy, 6.926%, 9/1/25  687,200 28,120
Total Utilities 28,120
Total Convertible Preferred Stocks (Cost $91,812) 99,132
PREFERRED STOCKS  0.5%
CONSUMER DISCRETIONARY  0.5%
Automobiles  0.5%
Dr. Ing. h.c. F. Porsche (EUR)  440,000 26,664
Volkswagen (EUR)  665,000 61,356
Total Consumer Discretionary 88,020
Total Preferred Stocks (Cost $132,596) 88,020
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 136,610,677 136,611
Total Short-Term Investments (Cost $136,611) 136,611
Total Investments in Securities
99.9% of Net Assets
(Cost $11,831,505) $ 16,855,293

T. ROWE PRICE Equity Income Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 7,828++
Totals $ —# $ — $ 7,828+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 143,611  ¤  ¤ $ 136,611
Total $ 136,611^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $7,828 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $136,611.

T. ROWE PRICE Equity Income Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,831,505) $ 16,855,293
Dividends receivable 31,855
Receivable for shares sold 4,211
Cash 2
Other assets 8,100
Total assets 16,899,461
Liabilities
Payable for shares redeemed 10,115
Investment management fees payable 7,792
Due to affiliates 482
Payable to directors 14
Other liabilities 894
Total liabilities 19,297
NET ASSETS $ 16,880,164

T. ROWE PRICE Equity Income Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,189,023
Paid-in capital applicable to 487,625,421 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
of the Corporation authorized 11,691,141
NET ASSETS $ 16,880,164
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,994,752; Shares outstanding:
230,827,641) $ 34.64
Advisor Class
(Net assets: $138,376; Shares outstanding: 4,013,338) $ 34.48
R Class
(Net assets: $39,580; Shares outstanding: 1,150,739) $ 34.40
I Class
(Net assets: $8,075,829; Shares outstanding:
233,419,859) $ 34.60
Z Class
(Net assets: $631,627; Shares outstanding: 18,213,844) $ 34.68

T. ROWE PRICE Equity Income Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $8,362) $ 446,391
Foreign withholding tax reclaims 21,406
Securities lending 323
Other 13
Total income 468,133
Expenses
Investment management 93,547
Shareholder servicing
Investor Class $ 11,332
Advisor Class 303
R Class 88
I Class 1,553 13,276
Rule 12b-1 fees
Advisor Class 377
R Class 197 574
Prospectus and shareholder reports
Investor Class 152
Advisor Class 9
R Class 3
I Class 134
Z Class 1 299
Custody and accounting 616
Registration 133
Legal and audit 59
Directors 58
Miscellaneous 153
Waived / paid by Price Associates (5,151)
Total expenses 103,564
Net investment income 364,569

T. ROWE PRICE Equity Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,635,192
Futures 275
Foreign currency transactions (1,086)
Net realized gain 1,634,381
Change in net unrealized gain / loss
Securities 15,172
Other assets and liabilities denominated in foreign currencies (447)
Change in net unrealized gain / loss 14,725
Net realized and unrealized gain / loss 1,649,106
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,013,675

T. ROWE PRICE Equity Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 364,569 $ 366,525
Net realized gain 1,634,381 779,774
Change in net unrealized gain / loss 14,725 391,592
Increase in net assets from operations 2,013,675 1,537,891
Distributions to shareholders
Net earnings
Investor Class (678,609) (504,638)
Advisor Class (11,483) (8,708)
R Class (3,238) (2,294)
I Class (690,964) (456,273)
Z Class (63,799) (66,555)
Decrease in net assets from distributions (1,448,093) (1,038,468)
Capital share transactions
*
Shares sold
Investor Class 432,369 420,422
Advisor Class 19,593 17,234
R Class 7,144 3,738
I Class 876,672 613,820
Z Class 38,280 50,882
Distributions reinvested
Investor Class 655,334 486,832
Advisor Class 11,317 8,556
R Class 3,238 2,294
I Class 645,100 426,761
Z Class 63,799 66,555
Shares redeemed
Investor Class (1,728,181) (1,400,303)
Advisor Class (46,018) (39,200)
R Class (12,863) (12,266)
I Class (1,152,257) (1,188,435)
Z Class (542,673) (192,317)
Decrease in net assets from capital share
transactions (729,146) (735,427)

T. ROWE PRICE Equity Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Decrease during period (163,564) (236,004)
Beginning of period 17,043,728 17,279,732
End of period $ 16,880,164 $ 17,043,728
*Share information (000s)
Shares sold
Investor Class 11,925 12,768
Advisor Class 549 532
R Class 199 115
I Class 24,134 18,679
Z Class 1,075 1,565
Distributions reinvested
Investor Class 18,347 14,824
Advisor Class 318 262
R Class 91 70
I Class 18,077 13,012
Z Class 1,780 2,029
Shares redeemed
Investor Class (47,617) (42,566)
Advisor Class (1,253) (1,196)
R Class (358) (375)
I Class (31,707) (36,302)
Z Class (14,303) (5,921)
Decrease in shares outstanding (18,743) (22,504)

T. ROWE PRICE Equity Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
The fund has five classes of shares: the Equity Income Fund (Investor Class), the Equity Income Fund–Advisor Class (Advisor Class), the Equity Income
Fund–R Class (R Class), the Equity Income Fund–I Class (I Class) and the
Equity Income Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class and R Class each operate under separate Board-approved Rule
12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Equity Income Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are

T. ROWE PRICE Equity Income Fund

reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the fund realized $245,677,000 of net gain on
$502,018,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation

T. ROWE PRICE Equity Income Fund

risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Equity Income Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Equity Income Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,838,707 $ 692,823 $ — $ 16,531,530
Convertible Preferred Stocks 99,132 — — 99,132
Preferred Stocks — 88,020 — 88,020
Short-Term Investments 136,611 — — 136,611
Total $ 16,074,450 $ 780,843 $ — $ 16,855,293

T. ROWE PRICE Equity Income Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2024, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies; as an efficient means of adjusting exposure to all or part of a target market; or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 275
Total $ 275

T. ROWE PRICE Equity Income Fund

Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,745,181,000 and
$5,021,012,000, respectively, for the year ended December 31, 2024.

T. ROWE PRICE Equity Income Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 366,223 $ 404,818
Long-term capital gain 1,081,870 633,650
Total distributions $ 1,448,093 $ 1,038,468

T. ROWE PRICE Equity Income Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 11,844,023
Unrealized appreciation $ 5,549,385
Unrealized depreciation (538,442)
Net unrealized appreciation (depreciation) $ 5,010,943
($000s)
Undistributed long-term capital gain $ 178,080
Net unrealized appreciation (depreciation) 5,010,943
Total distributable earnings (loss) $ 5,189,023

T. ROWE PRICE Equity Income Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
In consideration of decisions rendered by European courts, the fund has filed for additional prior year reclaims (EU reclaims) related to taxes withheld by certain countries on dividend income. The fund will record any EU reclaims only when certainty exists as to the likelihood of receipt and the potential timing of payment. During the period ended December 31, 2024, the fund recorded
EU reclaims and related interest which is reflected as Foreign withholding tax reclaims in the Statement of Operations.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.25% of the fund’s average daily net assets up to $15 billion and 0.2125% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)
applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was
0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the

T. ROWE PRICE Equity Income Fund

extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Equity Income Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $6,241,000 for T. Rowe Price
Services, Inc.; and $942,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.88% 1.13% 1.38% 0.05% 0.00%
Expense
limitation date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(5,151)

T. ROWE PRICE Equity Income Fund

by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was reimbursed $18,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $84,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 397,662 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Equity Income Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Equity Income Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Equity Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Equity
Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Equity Income Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Equity Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Equity Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,213,575,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $437,125,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $356,602,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F71-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025